Employee Benefit Plans and Similar Obligations - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Employee Benefit Plans And Similar Obligations [Line Items]
Retirement plan service period	3 years
Top of range [member]
Disclosure Of Employee Benefit Plans And Similar Obligations [Line Items]
Percentage contribution to mutual fund retirement plan	10.00%
Bottom of range [member]
Disclosure Of Employee Benefit Plans And Similar Obligations [Line Items]
Percentage contribution to mutual fund retirement plan	3.00%
Plan 2018-2021 [member]
Disclosure Of Employee Benefit Plans And Similar Obligations [Line Items]
Share-based benefit plan validity period	3 years
Share-based benefit plan grant date	July 1, 2018
Plan 2019-2022 [member]
Disclosure Of Employee Benefit Plans And Similar Obligations [Line Items]
Share-based benefit plan validity period	3 years
Share-based benefit plan grant date	July 1, 2019
Plan 2020-2023 [member]
Disclosure Of Employee Benefit Plans And Similar Obligations [Line Items]
Share-based benefit plan validity period	3 years
Share-based benefit plan grant date	July 1, 2020
Plan 2021-2024 [member]
Disclosure Of Employee Benefit Plans And Similar Obligations [Line Items]
Share-based benefit plan validity period	3 years
Share-based benefit plan grant date	July 1, 2021
Plan 2022-2025 [member]
Disclosure Of Employee Benefit Plans And Similar Obligations [Line Items]
Share-based benefit plan validity period	3 years
Share-based benefit plan grant date	August 1, 2022
Plan 2023 - 2026 [member]
Disclosure Of Employee Benefit Plans And Similar Obligations [Line Items]
Share-based benefit plan validity period	3 years
Share-based benefit plan grant date	August 1, 2023
Retirement Plan [member]
Disclosure Of Employee Benefit Plans And Similar Obligations [Line Items]
Total charges	$ 3	$ 4	$ 3
Performance Bonus Programs and Performance Evaluation [Member]
Disclosure Of Employee Benefit Plans And Similar Obligations [Line Items]
Total charges	$ 111	$ 122	$ 73